Goodwill and Other Intangible Assets, Estimated Amortization Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Finite-lived intangible assets:
Wtd. Avg. Remaining Life (in years)	7 years 1 month 6 days
2018	$ 5,602
2019	5,465
2020	5,249
2021	4,691
2022	$ 4,691
Broker relationships
Finite-lived intangible assets:
Wtd. Avg. Remaining Life (in years)	6 years 6 months
2018	$ 3,125
2019	3,125
2020	3,125
2021	3,125
2022	$ 3,125
Borrower relationships
Finite-lived intangible assets:
Wtd. Avg. Remaining Life (in years)	8 years 6 months
2018	$ 1,440
2019	1,440
2020	1,440
2021	1,440
2022	$ 1,440
Below market leases
Finite-lived intangible assets:
Wtd. Avg. Remaining Life (in years)	5 years 4 months 24 days
2018	$ 737
2019	737
2020	684
2021	126
2022	$ 126
Acquired technology
Finite-lived intangible assets:
Wtd. Avg. Remaining Life (in years)	1 year 6 months
2018	$ 300
2019	$ 163